Income Taxes - Schedule of Net Deferred Tax Assets and Deferred Tax Liabilities and their Movements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Deferred Tax Assets and Deferred Tax Liabilities and their Movements [Line Items]
Allowance for Credit Losses, Balance as of beginning	$ (76,031)	$ (45,323)	$ (44,089)
Accelerated Tax Depreciation, Balance as of beginning	83,853	69,847	70,112
Total, Balance as of beginning			26,023
Allowance for Credit Losses, Credited to statements of operations	(55,049)	(30,708)	(1,234)
Accelerated Tax Depreciation, Credited to statements of operations	(3,491)	14,006	(265)
Total, Credited to statements of operations	(58,540)	(16,702)	(1,499)
Allowance for Credit Losses, Balance as of ending	(131,080)	(76,031)	(45,323)
Accelerated Tax Depreciation, Balance as of ending	80,362	83,853	69,847
Total, Balance as of ending	(50,718)
Allowance for Credit Losses, Balance as of ending	(131,080)	(76,031)	(45,323)
Accelerated Tax Depreciation, Balance as of ending	$ 80,362	83,853	69,847
Total, Balance as of ending		$ 7,822	$ 24,524